INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details)	1 Months Ended
	Sep. 30, 2024 USD ($) D $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)
Current
Taxes		$ 5,019,659	$ 8,884,305
Prepayments to suppliers		10,242,075	5,834,158
Prepaid expenses and other receivables		1,594,152	251,590
Miscellaneous		1,235,337	614,883
Other receivables		18,298,672	15,861,981
Non-current
Taxes		752,045	576,538
Reimbursements over exports		1,461,038	1,204,269
Loans receivables		230,000	230,000
Miscellaneous		18,495	3,883
Other receivables		17,957,121	23,660,530
Moolec Science S.A.
Non-current
Revenue from rendering of services		6,600,000
Nominal value	$ 6,600,000
Maturity period	36 months
Debt instrument, threshold strike price (Per share) | $ / shares	$ 6
Number of trading days for conversion of debt | D	10
Shareholders and other related parties
Current
Other receivables			77,045
Non-current
Other receivables			2,698,047
Trade debtors - Joint ventures and associates
Current
Other receivables		207,449	200,000
Non-current
Other receivables		$ 15,495,543	$ 18,947,793